Financial Risk Management - Fair Value and Carrying Amount of Financial Assets and Liabilities Including Fair Value Hierarchy (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line items]
Borrowings	₩ 2,138,923	₩ 2,043,140
Debentures	8,579,743	8,220,833
Assets	8,713,778	7,193,754
Derivative financial liabilities	375,160	1,043
Financial liabilities	18,955,061	18,556,932
Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	960,522	847,281
Derivatives hedging instruments	65,136	144,886
FVOCI	1,455,441	714,899
Assets	2,481,099	1,707,066
FVTPL	333,099
Derivative financial liabilities	42,061	1,043
Financial liabilities	375,160
Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	2,282,316	2,191,037
Debentures	9,085,324	8,714,408
Long-term payables - other	1,582,805	2,008,493
Financial liabilities	12,950,445	12,913,938
Carrying amount [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	960,522	847,281
Derivatives hedging instruments	65,136	144,886
FVOCI	1,455,441	714,899
Assets	2,481,099	1,707,066
FVTPL	333,099
Derivative financial liabilities	42,061	1,043
Financial liabilities	375,160
Carrying amount [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	2,138,923	2,043,140
Debentures	8,579,743	8,220,833
Long-term payables - other	1,566,954	1,974,006
Financial liabilities	12,285,620	12,237,979
Level 1 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	60,473
FVOCI	885,452	407,651
Assets	945,925	407,651
Level 2 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	629,732	668,891
Derivatives hedging instruments	65,136	144,886
Assets	694,868	813,777
Derivative financial liabilities	42,061	1,043
Financial liabilities	42,061
Level 2 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	2,282,316	2,191,037
Debentures	9,085,324	8,714,408
Long-term payables - other	1,582,805	2,008,493
Financial liabilities	12,950,445	12,913,938
Level 3 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	270,317	178,390
FVOCI	569,989	307,248
Assets	840,306	₩ 485,638
FVTPL	333,099
Financial liabilities	₩ 333,099